As filed with the Securities and Exchange Commission on May 12, 2003

Registration No. 333-102902

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-6

SEC File #811-5563

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 38	☒

PACIFIC SELECT EXEC SEPARATE ACCOUNT OF

PACIFIC LIFE INSURANCE COMPANY

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive

P.O. Box 9000

Newport Beach, California 92660

(Address of Depositor’s Principal Executive Office)

(949) 219-3743

(Depositor’s Telephone Number, including Area Code)

Diane N. Ledger

Vice President

Pacific Life Insurance Company

700 Newport Center Drive

P.O. Box 9000

Newport Beach, California 92660

(Name and Address of Agent for Service of Process)

Copies to:

Jeffrey S. Puretz, Esq.

Dechert

1775 Eye Street, N.W.

Washington, D.C. 20006-2401

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)

If appropriate, check the following box:

☐	This post-effective amendment designates a new date for a previously filed post-effective amendment.

Title of securities being registered: interests in the Separate Account under Pacific Select Performer 500 Flexible Premium Variable Life Insurance Policies.

Filing fee: None

PROSPECTUS & SAI

(Included in Form Type 497, Accession No. 0001017062-03-001170, as filed on May 12, 2003, and incorporated by reference herein.)

Supplement to Prospectus Dated May 12, 2003 for

Pacific Select Performer 500

Flexible Premium Variable Life Insurance Policy (the “policy”)

Issued by Pacific Life Insurance Company

In this supplement, you and your mean the Policyholder or Owner. Pacific Life, we, us, and our refer to Pacific Life Insurance Company. M Fund refers to M Fund, Inc. You’ll find an explanation of what terms used in this supplement mean in the accompanying variable life insurance prospectus or the M Fund Prospectus.

The M Fund is described in detail in its prospectus and in its Statement of Additional Information (SAI).

The policy is described in detail in its accompanying variable life insurance prospectus. Except as described below, all features and procedures of the policy described in its prospectus remain intact.

This supplement provides information about four additional variable investment options offered under your policy. Each of these investment options is set up as a variable account under our separate account: Brandes International Equity Variable Account (“Variable Account I”), Turner Core Growth Variable Account (“Variable Account II”), Frontier Capital Appreciation Variable Account (“Variable Account III”), and Business Opportunity Value Variable Account (“Variable Account V”) invests in a corresponding portfolio of the M Fund.

Variable Account I: Variable Account II: Variable Account III: Variable Account V:	Brandes International Equity Fund Turner Core Growth Fund Frontier Capital Appreciation Fund Business Opportunity Value Fund

You can allocate premium payments and transfer accumulated value to these variable investment options, as well as to the other investment options described in the accompanying variable life insurance prospectus.

Your policy’s accumulated value will fluctuate depending on the investment options you’ve chosen.

About the variable investment options

The following chart is a summary of the M Fund portfolios. Each M Fund portfolio invests in different securities and has its own investment goals, strategies and risks. The value of each portfolio will fluctuate with the value of the investments it holds and returns are not guaranteed. You’ll find detailed descriptions of the portfolios, including the risks associated with investing in the portfolios, in the accompanying M Fund prospectus. There’s no guarantee that a portfolio will achieve its investment objective. You should read the M Fund prospectus carefully before investing.

	Portfolio	The Portfolio’s Investment Goal	The Portfolio’s Main Investments	Portfolio Manager

	Brandes International Equity	Long-term capital appreciation.	Equity securities of foreign issuers. Focuses on stocks with capitalizations of $1 billion or more.	Brandes Investment Partners, LLC

	Turner Core Growth Fund	Long-term capital appreciation.	Common stocks of U.S. companies that the subadviser believes have strong earnings growth potential.	Turner Investment Partners, Inc.

We are not responsible for the operation of the M Fund or any of its portfolios. We also are not responsible for ensuring that the M Fund and its portfolios comply with any laws that apply.	Frontier Capital Appreciation	Maximum capital appreciation.	Common stock of U.S. companies of all sizes, with emphasis on stocks of companies with capitalizations that are consistent with the capitalizations of those companies found in the Russell 2500.	Frontier Capital Management Company, LLC
	Business Opportunity Value Fund	Long-term capital appreciation	Equity securities of U.S. issuers in the large-to-medium-capitalization segment of the U.S. stock market.	Iridian Asset Management LLC

M Financial Investment Advisers, Inc. (MFIA) is the investment adviser for each portfolio of the M Fund, and has retained other firms to manage the portfolios. MFIA and the M Fund’s Board of Directors oversee the management of all of the M Fund’s portfolios.

Supplement dated May 12, 2003

You’ll find more about M Fund fees and expenses in the accompanying M Fund prospectus.

The section Fee tables: Total annual Pacific Select Fund expenses is replaced with the following:

Total annual fund operating expenses

This table shows the minimum and maximum total operating expenses charged by the portfolios of Pacific Select Fund and M Fund that you may pay periodically during the time that you own the policy. This table shows the range (minimum and maximum) of fees and expenses charged by any of the portfolios, expressed as a percentage of average daily net assets, for the year ended December 31, 2002.

Each variable account of the separate account purchases shares of the corresponding fund portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the policy, and they may vary from year to year. These fees and expenses are described in each fund’s prospectus.

		Minimum	Maximum

	Total annual portfolio operating expenses[1]	0.29	1.74

[1]  Amounts shown are gross expenses deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses. Maximum total adjusted net expenses for any portfolio, after adviser’s reimbursement, and deduction of an offset for custodian credits and 12b-1 recapture plan, was 1.64% of average daily net assets.

   To help limit Pacific Select Fund expenses, Pacific Life has contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse each portfolio for operating expenses (including organizational expenses, but not including advisory fees, 12b-1 distribution expenses, additional costs associated with foreign investing, interest (including commitment fees), taxes, brokerage commissions and other transactional expenses, extraordinary expenses, expenses not incurred in the ordinary course of business, and expenses of counsel or other persons or services retained by the fund’s independent trustees) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to the extent such expenses fall below the 0.10% expense cap in future years. Any amounts repaid to Pacific Life will have the effect of increasing such expenses of the portfolio, but not above the 0.10% expense cap. There is no guarantee that Pacific Life will continue to cap expenses after April 30, 2004.

   For the period from May 1, 2003 to April 30, 2004, M Fund’s adviser has contractually agreed to reimburse the M Fund for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of the Fund’s annualized average daily net assets.

	Statements and reports we’ll send you We’ll send you financial statements that we receive from M Fund.
The rights we describe in the accompanying variable life insurance prospectus under Making changes to the separate account also apply to the M Fund.

Voting rights

We’re the legal owner of the shares of the M Fund that are held by the variable accounts. The voting rights we describe in the Voting rights section of the accompanying variable life insurance prospectus and how we’ll exercise them also apply to the M Fund.

Form No. 15-25102-00

PACIFIC SELECT EXEC SEPARATE ACCOUNT

PART C:    OTHER INFORMATION

Item 27.    Exhibits

(1)	(a)	Resolution of the Board of Directors of the Depositor dated November 22, 1989 and copies of the Memoranda concerning Pacific Select Exec Separate Account dated May 12, 1988 and January 26, 1993.[1]

	(b)	Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws.[1]

(2)	Inapplicable

(3)	(a)	Distribution Agreement Between Pacific Life Insurance Company and Pacific Mutual Distributors, Inc. (formerly known as Pacific Equities Network)[1]

	(b)	Form of Selling Agreement Between Pacific Mutual Distributors, Inc. and Various Broker-Dealers[1]

(4)	(a)	Flexible Premium Variable Life Insurance Policy[1]

	(b)	Accelerated Living Benefit Rider (form R92-ABR)[1]

	(c)	Added Protection Benefit (form R98-APB)[1]

(5)	Application for Flexible Premium Variable Life Insurance Policy & General Questionnaire[1]

(6)	(a)	Bylaws of Pacific Life Insurance Company[1]

	(b)	Articles of Incorporation of Pacific Life Insurance Company[1]

(7)	Form of Reinsurance Contract[1]

(8)	(a) Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund[1]

(b) M Fund Inc. Participation Agreement with Pacific Life Insurance Company[2]

(9)	Inapplicable

(10)	Inapplicable

(11)	Form of Opinion and consent of legal officer of Pacific Life as to legality of Policies being registered[1]

(12)	Inapplicable

(13)	Inapplicable

(14)	(a) Consent of Auditor[2]

(b) Consent of Outside Counsel[2]

(15)	Inapplicable

(16)	Inapplicable

(17)	Memorandum Describing Issuance, Transfer and Redemption Procedures[1]

(18)	Power of Attorney[1]

/1/	Filed as part of the Registration Statement on Form N-6 filed via EDGAR on January 31, 2003, File No. 333-102902, Accession Number 0001017062-03-000136.

/2/	Filed as part of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 filed via EDGAR on May 1, 2003, File No. 333-102902, Accession Number 0001017062-03-001040.

Item 28.    Directors and Officers of Pacific Life

Name and Address	Positions and Offices with Pacific Life

Thomas C. Sutton	Director, Chairman of the Board, and Chief Executive Officer

Glenn S. Schafer	Director and President

Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer

David R. Carmichael	Director, Senior Vice President and General Counsel

Audrey L. Milfs	Director, Vice President and Corporate Secretary

Brian D. Klemens	Vice President and Treasurer

Edward R. Byrd	Vice President and Controller

James T. Morris	Executive Vice President

The address for each of the persons listed above is as follows:

700 Newport Center Drive

Newport Beach, California 92660

Item 29.    Persons Controlled by or Under Common Control with Pacific Life or Pacific Select Exec Separate Account.

The following is an explanation of the organization chart of Pacific Life’s subsidiaries:

PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES

LEGAL STRUCTURE

Pacific Life is a California Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 99% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Pacific Life is the parent company of Pacific Asset Management LLC (a Delaware Limited Liability Company), Pacific Life & Annuity Company (an Arizona Stock Life Insurance Company), Pacific Select Distributors, Inc., and World-Wide Holdings Limited (a United Kingdom Corporation). Pacific Life also has a 50% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company). A subsidiary of Pacific Mezzanine Associates, L.L.C. is Pacific Mezzanine Investors, L.L.C., (a Delaware Limited Liability Company) who is the sole general partner of the PMI Mezzanine Fund, L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Asset Management LLC owns PMRealty Advisors Inc. and Pacific Financial Products Inc. (a Delaware Corporation) and has a non-managing membership interest in Allianz-PacLife Partners LLC ( a Delaware Limited Liability Company), Pacific Financial Products, Inc. and Allianz-PacLife Partners LLC own the Class E units of PIMCO Advisors L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Select Distributors, Inc. include: Associated Financial Group, Inc. along with its subsidiary Associated Securities Corporation; Mutual Service Corporation (a Michigan Corporation), along with its subsidiaries Advisors’ Mutual Service Center, Inc. (a Michigan Corporation) and Titan Value Equities Group, Inc.; and United Planners’ Group, Inc. (an Arizona Corporation), along with its subsidiary United Planners’ Financial Services of America (an Arizona Limited Partnership). Subsidiaries of World-Wide Holdings Limited include: World-Wide Reassurance Company Limited (a United Kingdom Corporation) and World- Wide Reassurance Company (BVI) Limited (a British Virgin Islands Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.

Item 30.    Indemnification

(a)	The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

 PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

(b)	The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. Of this Agreement.

Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker- Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 31.    Principal Underwriters

PSD (formerly Pacific Mutual Distributors, Inc.) also acts as principal underwriter for Pacific Select Separate Account, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Separate Account A, Separate Account B and Pacific Select Fund.

NAME	POSITIONS AND OFFICES WITH UNDERWRITER

Edward R. Byrd	Director, VP, Chief Financial Officer

Gerald W. Robinson	Director, Chairman, Chief Executive Officer

Adrian S. Griggs	VP

M. Kathleen Hunter	VP

Brian D. Klemens	VP, Treasurer

Audrey L. Milfs	VP, Secretary

S. Kendrick Dunn	AVP, Compliance

The principal business address of each of the above individuals is c/o Pacific Life Insurance Company, 700 Newport Center Drive, Newport Beach, California 92660.

Compensation from the Registrant.

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Other Compensation
PSD	N/A	N/A	N/A	N/A

Item 32.    Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 33.    Management Services

Not applicable

Item 34.    Fee Representation

REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Life Insurance Policy described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Pacific Select Exec Separate Account of the Pacific Life Insurance Company certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Newport Beach, and State of California, on this 12th day of May, 2003.

PACIFIC SELECT EXEC SEPARATE ACCOUNT (Registrant)

BY:	PACIFIC LIFE INSURANCE COMPANY (Depositor)

BY:
Thomas C. Sutton*
Chief Executive Officer

*BY:	/s/ DAVID R. CARMICHAEL
David R. Carmichael
as attorney-in-fact

(Powers of Attorney are contained as Exhibit 18 in the Registration Statement on Form N-6 of Pacific Select Exec Separate Account, filed on January 31, 2003, File No. 333-102902, and incorporated by reference herein.)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Pacific Select Exec Separate Account of the Pacific Life Insurance Company certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Newport Beach, and State of California, on this 12th day of May, 2003.

BY:	PACIFIC LIFE INSURANCE COMPANY (Registrant)

BY:
Thomas C. Sutton*
Chief Executive Officer

*BY:	/s/ DAVID R. CARMICHAEL
David R. Carmichael
as attorney-in-fact

(Powers of Attorney are contained as Exhibit 18 in the Registration Statement on Form N-6 of Pacific Select Exec Separate Account, filed on January 31, 2003, File No. 333-102902, and incorporated by reference herein.)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
Thomas C. Sutton*	Director, Chairman of the Board and Chief Executive Officer	, 2003
Glenn S. Schafer*	Director and President	, 2003

Khanh T. Tran*	Director, Executive Vice President and Chief Financial Officer	, 2003

David R. Carmichael*	Director, Senior Vice President and General Counsel	, 2003

Audrey L. Milfs*	Director, Vice President and Corporate Secretary	, 2003

Edward R. Byrd*	Vice President and Controller	, 2003

Brian D. Klemens*	Vice President and Treasurer	, 2003

James T. Morris*	Executive Vice President	, 2003

*By:	/s/ DAVID R. CARMICHAEL	May 12, 2003
David R. Carmichael as attorney-in-fact

(Powers of Attorney are contained as Exhibit 18 in the Registration Statement on Form N-6 of Pacific Select Exec Separate Account, filed on January 31, 2003, File No. 333-102902, and incorporated by reference herein.)